Significant Accounting Policies - Schedule of Segment Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Segment assets:
Total assets	¥ 1,242,855	$ 177,726	¥ 908,363
Vocational education [Member]
Segment assets:
Total assets	86,620	12,386	74,234
HR recruitment [Member]
Segment assets:
Total assets	14,209	2,032	10,958
Employee management [Member]
Segment assets:
Total assets	1,105,533	158,089	784,490
Market service [Member]
Segment assets:
Total assets	¥ 36,493	$ 5,219	¥ 38,681